Secured Bank Borrowings (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Assets pledged as collateral	$ 44,069	¥ 302,999
Long-term bank borrowings, (including current portion) 1 | Fixed assets
Debt Instrument [Line Items]
Assets pledged as collateral	41,683	286,596	¥ 344,932
Long-term bank borrowings, (including current portion) 1 | Land Use Rights [Member]
Debt Instrument [Line Items]
Assets pledged as collateral	2,386	16,403	16,818
Short-term bank borrowings 1
Debt Instrument [Line Items]
Restricted cash	$ 8,842	¥ 60,796	¥ 50,809